Shareholder Report	12 Months Ended	56 Months Ended	110 Months Ended
	Oct. 31, 2024 USD ($) Holding	Oct. 31, 2024 USD ($) Holding	Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE INTERNATIONAL FUNDS, INC.
Entity Central Index Key	0000313212
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000004017
Shareholder Report [Line Items]
Fund Name	International Value Equity Fund
Class Name	Investor Class
Trading Symbol	TRIGX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Value Equity Fund - Investor Class	$98	0.87%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Non-U.S. developed markets stocks recorded a double-digit return over the 12-month reporting period as anticipation of interest rate cuts by the Federal Reserve and other central banks outweighed concerns about rising geopolitical tensions and persistent inflation in many markets. Emerging markets stocks also recorded strong gains.

  The industrials and business services sector contributed the most to relative performance versus the MSCI EAFE Index Net due to favorable stock selection. UK jet engine manufacturer Rolls-Royce, whose shares more than doubled over the period as it continued to turn itself around under a new chief executive, was a substantial contributor. Consumer staples helped relative returns largely owing to positive stock selection and an underweight to the sector, which trailed the benchmark return.

  The communication services sector detracted the most from relative performance due to adverse stock selection. An overweight to the energy sector, which lagged the benchmark with a negative return, also weighed on relative returns.

  The fund relies on a disciplined value investing approach leveraging the firm’s global research platform to identify attractive businesses when they have fallen out of favor and trade at a material discount to intrinsic value. Sector and regional allocations are primarily driven by bottom-up stock selection. Financials was the largest overweight sector at period-end, while information technology was the largest underweight.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
International Value Equity Fund (Investor Class)	24.95%	7.86%	4.44%
MSCI EAFE Index Net (Regulatory Benchmark)	22.97	6.24	5.27
MSCI EAFE Value Index Net (Strategy Benchmark)	22.75	6.47	4.28

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 12,105,262,000	$ 12,105,262,000	$ 12,105,262,000
Holdings Count | Holding	142	142	142
Advisory Fees Paid, Amount	$ 6,736,000
InvestmentCompanyPortfolioTurnover	15.90%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$12,105,262 Number of Portfolio Holdings142
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	26.4%
Industrials & Business Services	15.5
Health Care	11.5
Consumer Discretionary	8.8
Consumer Staples	6.9
Materials	6.3
Communication Services	5.5
Energy	5.4
Information Technology	5.2
Other	8.5

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

AstraZeneca	2.4%
Rolls-Royce Holdings	2.3
TotalEnergies	2.0
ING Groep	1.9
Sanofi	1.9
AXA	1.8
UniCredit	1.8
Roche Holding	1.7
Unilever	1.7
Hitachi	1.7

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000004018
Shareholder Report [Line Items]
Fund Name	International Value Equity Fund
Class Name	Advisor Class
Trading Symbol	PAIGX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Value Equity Fund - Advisor Class	$122	1.09%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Non-U.S. developed markets stocks recorded a double-digit return over the 12-month reporting period as anticipation of interest rate cuts by the Federal Reserve and other central banks outweighed concerns about rising geopolitical tensions and persistent inflation in many markets. Emerging markets stocks also recorded strong gains.

  The industrials and business services sector contributed the most to relative performance versus the MSCI EAFE Index Net due to favorable stock selection. UK jet engine manufacturer Rolls-Royce, whose shares more than doubled over the period as it continued to turn itself around under a new chief executive, was a substantial contributor. Consumer staples helped relative returns largely owing to positive stock selection and an underweight to the sector, which trailed the benchmark return.

  The communication services sector detracted the most from relative performance due to adverse stock selection. An overweight to the energy sector, which lagged the benchmark with a negative return, also weighed on relative returns.

  The fund relies on a disciplined value investing approach leveraging the firm’s global research platform to identify attractive businesses when they have fallen out of favor and trade at a material discount to intrinsic value. Sector and regional allocations are primarily driven by bottom-up stock selection. Financials was the largest overweight sector at period-end, while information technology was the largest underweight.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
International Value Equity Fund (Advisor Class)	24.74%	7.63%	4.20%
MSCI EAFE Index Net (Regulatory Benchmark)	22.97	6.24	5.27
MSCI EAFE Value Index Net (Strategy Benchmark)	22.75	6.47	4.28

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 12,105,262,000	$ 12,105,262,000	$ 12,105,262,000
Holdings Count | Holding	142	142	142
Advisory Fees Paid, Amount	$ 6,736,000
InvestmentCompanyPortfolioTurnover	15.90%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$12,105,262 Number of Portfolio Holdings142
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	26.4%
Industrials & Business Services	15.5
Health Care	11.5
Consumer Discretionary	8.8
Consumer Staples	6.9
Materials	6.3
Communication Services	5.5
Energy	5.4
Information Technology	5.2
Other	8.5

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

AstraZeneca	2.4%
Rolls-Royce Holdings	2.3
TotalEnergies	2.0
ING Groep	1.9
Sanofi	1.9
AXA	1.8
UniCredit	1.8
Roche Holding	1.7
Unilever	1.7
Hitachi	1.7

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000004019
Shareholder Report [Line Items]
Fund Name	International Value Equity Fund
Class Name	R Class
Trading Symbol	RRIGX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Value Equity Fund - R Class	$149	1.33%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Non-U.S. developed markets stocks recorded a double-digit return over the 12-month reporting period as anticipation of interest rate cuts by the Federal Reserve and other central banks outweighed concerns about rising geopolitical tensions and persistent inflation in many markets. Emerging markets stocks also recorded strong gains.

  The industrials and business services sector contributed the most to relative performance versus the MSCI EAFE Index Net due to favorable stock selection. UK jet engine manufacturer Rolls-Royce, whose shares more than doubled over the period as it continued to turn itself around under a new chief executive, was a substantial contributor. Consumer staples helped relative returns largely owing to positive stock selection and an underweight to the sector, which trailed the benchmark return.

  The communication services sector detracted the most from relative performance due to adverse stock selection. An overweight to the energy sector, which lagged the benchmark with a negative return, also weighed on relative returns.

  The fund relies on a disciplined value investing approach leveraging the firm’s global research platform to identify attractive businesses when they have fallen out of favor and trade at a material discount to intrinsic value. Sector and regional allocations are primarily driven by bottom-up stock selection. Financials was the largest overweight sector at period-end, while information technology was the largest underweight.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
International Value Equity Fund (R Class)	24.44%	7.35%	3.91%
MSCI EAFE Index Net (Regulatory Benchmark)	22.97	6.24	5.27
MSCI EAFE Value Index Net (Strategy Benchmark)	22.75	6.47	4.28

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 12,105,262,000	$ 12,105,262,000	$ 12,105,262,000
Holdings Count | Holding	142	142	142
Advisory Fees Paid, Amount	$ 6,736,000
InvestmentCompanyPortfolioTurnover	15.90%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$12,105,262 Number of Portfolio Holdings142
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	26.4%
Industrials & Business Services	15.5
Health Care	11.5
Consumer Discretionary	8.8
Consumer Staples	6.9
Materials	6.3
Communication Services	5.5
Energy	5.4
Information Technology	5.2
Other	8.5

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

AstraZeneca	2.4%
Rolls-Royce Holdings	2.3
TotalEnergies	2.0
ING Groep	1.9
Sanofi	1.9
AXA	1.8
UniCredit	1.8
Roche Holding	1.7
Unilever	1.7
Hitachi	1.7

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000159130
Shareholder Report [Line Items]
Fund Name	International Value Equity Fund
Class Name	I Class
Trading Symbol	TRTIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Value Equity Fund - I Class	$77	0.68%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Non-U.S. developed markets stocks recorded a double-digit return over the 12-month reporting period as anticipation of interest rate cuts by the Federal Reserve and other central banks outweighed concerns about rising geopolitical tensions and persistent inflation in many markets. Emerging markets stocks also recorded strong gains.

  The industrials and business services sector contributed the most to relative performance versus the MSCI EAFE Index Net due to favorable stock selection. UK jet engine manufacturer Rolls-Royce, whose shares more than doubled over the period as it continued to turn itself around under a new chief executive, was a substantial contributor. Consumer staples helped relative returns largely owing to positive stock selection and an underweight to the sector, which trailed the benchmark return.

  The communication services sector detracted the most from relative performance due to adverse stock selection. An overweight to the energy sector, which lagged the benchmark with a negative return, also weighed on relative returns.

  The fund relies on a disciplined value investing approach leveraging the firm’s global research platform to identify attractive businesses when they have fallen out of favor and trade at a material discount to intrinsic value. Sector and regional allocations are primarily driven by bottom-up stock selection. Financials was the largest overweight sector at period-end, while information technology was the largest underweight.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 8/28/15
International Value Equity Fund (I Class)	25.27%	8.07%	5.42%
MSCI EAFE Index Net (Regulatory Benchmark)	22.97	6.24	5.96
MSCI EAFE Value Index Net (Strategy Benchmark)	22.75	6.47	5.16

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date			Aug. 28, 2015
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 12,105,262,000	$ 12,105,262,000	$ 12,105,262,000
Holdings Count | Holding	142	142	142
Advisory Fees Paid, Amount	$ 6,736,000
InvestmentCompanyPortfolioTurnover	15.90%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$12,105,262 Number of Portfolio Holdings142
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	26.4%
Industrials & Business Services	15.5
Health Care	11.5
Consumer Discretionary	8.8
Consumer Staples	6.9
Materials	6.3
Communication Services	5.5
Energy	5.4
Information Technology	5.2
Other	8.5

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

AstraZeneca	2.4%
Rolls-Royce Holdings	2.3
TotalEnergies	2.0
ING Groep	1.9
Sanofi	1.9
AXA	1.8
UniCredit	1.8
Roche Holding	1.7
Unilever	1.7
Hitachi	1.7

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000219338
Shareholder Report [Line Items]
Fund Name	International Value Equity Fund
Class Name	Z Class
Trading Symbol	TROZX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Value Equity Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Non-U.S. developed markets stocks recorded a double-digit return over the 12-month reporting period as anticipation of interest rate cuts by the Federal Reserve and other central banks outweighed concerns about rising geopolitical tensions and persistent inflation in many markets. Emerging markets stocks also recorded strong gains.

  The industrials and business services sector contributed the most to relative performance versus the MSCI EAFE Index Net due to favorable stock selection. UK jet engine manufacturer Rolls-Royce, whose shares more than doubled over the period as it continued to turn itself around under a new chief executive, was a substantial contributor. Consumer staples helped relative returns largely owing to positive stock selection and an underweight to the sector, which trailed the benchmark return.

  The communication services sector detracted the most from relative performance due to adverse stock selection. An overweight to the energy sector, which lagged the benchmark with a negative return, also weighed on relative returns.

  The fund relies on a disciplined value investing approach leveraging the firm’s global research platform to identify attractive businesses when they have fallen out of favor and trade at a material discount to intrinsic value. Sector and regional allocations are primarily driven by bottom-up stock selection. Financials was the largest overweight sector at period-end, while information technology was the largest underweight.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception 3/16/20
International Value Equity Fund (Z Class)	26.08%	18.83%
MSCI EAFE Index Net (Regulatory Benchmark)	22.97	14.16
MSCI EAFE Value Index Net (Strategy Benchmark)	22.75	16.29

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date		Mar. 16, 2020
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 12,105,262,000	$ 12,105,262,000	$ 12,105,262,000
Holdings Count | Holding	142	142	142
Advisory Fees Paid, Amount	$ 6,736,000
InvestmentCompanyPortfolioTurnover	15.90%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$12,105,262 Number of Portfolio Holdings142
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	26.4%
Industrials & Business Services	15.5
Health Care	11.5
Consumer Discretionary	8.8
Consumer Staples	6.9
Materials	6.3
Communication Services	5.5
Energy	5.4
Information Technology	5.2
Other	8.5

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

AstraZeneca	2.4%
Rolls-Royce Holdings	2.3
TotalEnergies	2.0
ING Groep	1.9
Sanofi	1.9
AXA	1.8
UniCredit	1.8
Roche Holding	1.7
Unilever	1.7
Hitachi	1.7

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless